SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Sales	$ 25,820	$ 38,467
Flat products
Disclosure of products and services [line items]
Sales	15,634	24,062
Long products
Disclosure of products and services [line items]
Sales	5,291	7,384
Tubular products
Disclosure of products and services [line items]
Sales	650	1,189
Mining products
Disclosure of products and services [line items]
Sales	654	662
Others
Disclosure of products and services [line items]
Sales	$ 3,591	$ 5,170